Fair Value Measurements (Details) - Schedule of Financial Liabilities that are Measured at Level 3 within the Fair Value Hierarchy - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
Mar. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning
Embedded derivative and warrant issued in connection with PodcastOne Bridge Loan	4,308
Change in fair value of bifurcated embedded derivatives, reported in earnings	459
Balance ending	$ 4,767